20. TRADE AND OTHER ACCOUNTS PAYABLE (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	$ 45,759,799	$ 5,135,449
Services	15,198,036	4,596,536
Other	3,385,874	1,980,195
Total Non-Current	64,343,709	11,712,180
Non-Current | Up to 30 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	25,108,130	2,519,777
Services	12,346,170	2,051,400
Other	2,946,102	292,026
Total Non-Current	40,400,402	4,863,203
Non-Current | 31-60 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	10,001,845	1,404,401
Services	1,745,142	1,271,089
Other	35,505	216,525
Total Non-Current	11,782,492	2,892,015
Non-Current | 61-90 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	4,770,684	432,195
Services	800,638	190,161
Other	223,043	235,489
Total Non-Current	5,794,365	857,845
Non-Current | 91 to 120 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	4,255,281	14,958
Services	59,793	352,593
Other	180,381	252,447
Total Non-Current	4,495,455	619,998
Non-Current | 121 to 365 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	1,621,348
Services	246,293
Other	843
Total Non-Current	1,868,484
Non-Current | 366 and thereafter
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	2,511
Services	0
Other	0
Total Non-Current	$ 2,511
Non-Current | 121-180 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products		178,608
Services		154,344
Other		504,335
Total Non-Current		837,287
Non-Current | 181 and thereafter
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products		585,510
Services		576,949
Other		479,373
Total Non-Current		$ 1,641,832